Note 6 - Investment in Interest-earning Time Deposits	12 Months Ended
Dec. 31, 2015
Disclosure Text Block Supplement [Abstract]
Investments and Other Noncurrent Assets [Text Block]

Note 6 – Investment in Interest-Earning Time Deposits

The investment in interest-earning time deposits as of December 31, 2015 and 2014, by contractual maturity, is shown below:

	2015	2014
	(In Thousands)
Due in one year or less	$3,585	$2,337
Due after one year through five years	2,551	4,323
	$6,136	$6,660